Property, Plant and Equipment (Details) - Schedule of Property Plant and Equipment - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cost
Cost, Beginning Balance	$ 57,709,393	$ 43,210,347	$ 9,602,789
Cost, additions	3,007,766	15,753,038	34,598,075
Cost, Disposal	(499,950)	(1,253,992)	(990,517)
Cost, Write-off	(1,363,941)
Cost, Transfer asset in use
Cost, Acquired in business combination	5,173,800
Cost, ending balance	64,027,068	57,709,393	43,210,347
Accumulated depreciation
Accumulated depreciation, Beginning Balance	15,898,160	5,068,240	3,105,155
Accumulated depreciation, depreciation	14,742,224	10,527,912	2,953,602
Accumulated depreciation, Impairment		1,556,000
Accumulated depreciation,disposal		(1,253,992)	(990,517)
Accumulated depreciation, ending balance	30,640,384	15,898,160	5,068,240
Net carrying value
Net carrying value, balance	33,386,684	41,811,233	38,142,107
Land and buildings [Member]
Cost
Cost, Beginning Balance	3,658,510
Cost, additions	827,230	3,658,510
Cost, Disposal
Cost, Write-off
Cost, Transfer asset in use
Cost, Acquired in business combination	530,000
Cost, ending balance	5,015,740	3,658,510
Accumulated depreciation
Accumulated depreciation, Beginning Balance
Accumulated depreciation, depreciation
Accumulated depreciation, Impairment
Accumulated depreciation,disposal
Accumulated depreciation, ending balance
Net carrying value
Net carrying value, balance	5,015,740	3,658,510
Data miners [Member]
Cost
Cost, Beginning Balance	30,404,111	31,658,103	5,802,789
Cost, additions	1,491,668		26,845,831	[1]
Cost, Disposal		(1,253,992)	(990,517)
Cost, Write-off
Cost, Transfer asset in use
Cost, Acquired in business combination
Cost, ending balance	31,895,779	30,404,111	31,658,103
Accumulated depreciation
Accumulated depreciation, Beginning Balance	12,937,550	3,820,296	2,538,211
Accumulated depreciation, depreciation	9,825,482	8,815,246	2,272,602
Accumulated depreciation, Impairment		1,556,000
Accumulated depreciation,disposal		(1,253,992)	(990,517)
Accumulated depreciation, ending balance	22,763,032	12,937,550	3,820,296
Net carrying value
Net carrying value, balance	9,132,747	17,466,561
Equipment and other [Member]
Cost
Cost, Beginning Balance	8,223,529	3,363,324	2,760,000
Cost, additions	688,868	1,641,520	603,324
Cost, Disposal	(499,950)
Cost, Write-off	(1,363,941)
Cost, Transfer asset in use	14,343,701	3,218,685
Cost, Acquired in business combination
Cost, ending balance	21,392,207	8,223,529	3,363,324
Accumulated depreciation
Accumulated depreciation, Beginning Balance	2,664,346	1,056,888	479,888
Accumulated depreciation, depreciation	4,483,977	1,607,458	577,000
Accumulated depreciation, Impairment
Accumulated depreciation,disposal
Accumulated depreciation, ending balance	7,148,323	2,664,346	1,056,888
Net carrying value
Net carrying value, balance	14,243,884	5,559,183
Leasehold improvement [Member]
Cost
Cost, Beginning Balance	1,079,542	1,040,000	1,040,000
Cost, additions		39,542
Cost, Disposal
Cost, Write-off
Cost, Transfer asset in use
Cost, Acquired in business combination
Cost, ending balance	1,079,542	1,079,542	1,040,000
Accumulated depreciation
Accumulated depreciation, Beginning Balance	296,264	191,056	87,056
Accumulated depreciation, depreciation	105,318	105,208	104,000
Accumulated depreciation, Impairment
Accumulated depreciation,disposal
Accumulated depreciation, ending balance	401,582	296,264	191,056
Net carrying value
Net carrying value, balance	677,960	783,278
Equipment in construction [Member]
Cost
Cost, Beginning Balance	14,343,701	7,148,920
Cost, additions		10,413,466	7,148,920
Cost, Disposal
Cost, Write-off
Cost, Transfer asset in use	(14,343,701)	(3,218,685)
Cost, Acquired in business combination
Cost, ending balance		14,343,701	7,148,920
Accumulated depreciation
Accumulated depreciation, Beginning Balance
Accumulated depreciation, depreciation
Accumulated depreciation, Impairment
Accumulated depreciation,disposal
Accumulated depreciation, ending balance
Net carrying value
Net carrying value, balance		14,343,701
Powerplant in use [Member]
Cost
Cost, Beginning Balance
Cost, additions
Cost, Disposal
Cost, Write-off
Cost, Transfer asset in use
Cost, Acquired in business combination	4,643,800
Cost, ending balance	4,643,800
Accumulated depreciation
Accumulated depreciation, Beginning Balance
Accumulated depreciation, depreciation	327,447
Accumulated depreciation, Impairment
Accumulated depreciation,disposal
Accumulated depreciation, ending balance	327,447
Net carrying value
Net carrying value, balance	$ 4,316,353

[1]	Included in this total are 10,000 high performance Bitcoin miners sourced from Northern Data AG per a definitive purchase agreement entered into on May 12, 2021.